RELATED PARTY TRANSACTIONS (Summary of Related Party Transaction (Details)) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTION [Line Items]
Revenues	$ 56,239	$ 22,136	$ 856
Vimicro Qingdao [Member]
RELATED PARTY TRANSACTION [Line Items]
Revenues			333
Zhongtianxin [Member]
RELATED PARTY TRANSACTION [Line Items]
Revenues	55,962	21,308
Cost of revenues	1,416	3,721
Tianjin SAMC [Member]
RELATED PARTY TRANSACTION [Line Items]
Revenues	$ 277	$ 828	$ 523